Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Associates
Investments in associates and results related to associates

Investment
in associate
(€ in thousands)

Balance at January 1, 2022	8

Share of loss from continuing operations	(8)

Balance at December 31, 2022	—

Derecognition of investment in associate (Yarrow Biotechnology, Inc.)	—

Balance at December 31, 2023	—